Cybersecurity	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management Strategy And Governance [Abstract]
Cybersecurity Risk Management Processes For Assessing Identifying And Managing Threats [Text Block]
Risk management and strategy
We have security measures in place
to mitigate the
risk of cybersecurity
threats affecting our technological
environment and
our business.
Cybersecurity risk
management is
integrated into
our broader
enterprise
risk management
(ERM) framework
to protect
shareholder value
and ensure
business continuity.
Cyber
risks are assessed
alongside operational,
financial, and compliance
risks. By integrating
cybersecurity into
our broader risk management strategy, we aim to reduce exposure to cyber incidents, safeguard sensitive
data,
and maintain
investor
confidence in
our
long-term resilience
and
operational stability.
Throughout
2025, the
Company successfully
maintained its
ISO 27001
certification, demonstrating
ongoing compliance
with
the
rigorous
requirements
of
this
internationally
recognized
standard.
The
Company's
Chief
Information Security Officer (CISO) regularly
conducts internal reviews and enhancements to ensure that
our
cyber
risk
management
framework
remains
aligned
with
ISO
27001.
In
preparation
for
evolving
regulatory
landscapes,
the
Company
also
completed
a
NIS2
Gap
Analysis
in
2025
and
has
initiated
remediation of findings to ensure future compliance.
Additionally,
we
have
established structured
processes
for
third-party
risk
management.
During
vendor
onboarding and
ongoing monitoring,
information security
assessments are
conducted.
During 2025,
this
third-party risk management
program included
a focused
web application
penetration test
on a critical
ERP
vendor, ensuring the security of our supply chain and partner ecosystem.
Cybersecurity training
is carried
out on
a company-wide
basis to
all employees
and seafarers.
During 2025,
the Company executed a multi-faceted awareness strategy. This included the release of a fully digitalized cybersecurity
awareness
training
program
specifically
for
crew
members.
Onshore,
we
implemented
gamified learning
experiences, synchronous
and asynchronous
security awareness
sessions, and
custom-
tailored
phishing
campaigns.
To
further
enhance
visibility,
we
deployed
a
new
internal
communication
mechanism
to
push
security
awareness
material
directly
to
employee
workstation
lock-screens.
The
security
team
has
further
enhanced
our
processes
and
increased
our
defenses
by
maintaining
a
cybersecurity testing program. In 2025,
this included internal penetration testing on
vessel networks and a
comprehensive
social
engineering
exercise
conducted
across
the
entire
fleet.
A
centralized
monitoring
system
is
in
place
throughout
the
year.
In
2025,
we
fully
onboarded
our
shore-based
operations
to
a
managed Security Operations Center (SOC). This partnership
enables proactive 24/7 security monitoring,
threat intelligence, and rapid
incident response. Regarding
operational resilience and
network security, we
optimized
our
fleet’s
data
consumption and
patch management
strategy during
the
year
by centralizing
Windows update deployment on vessels, significantly
reducing bandwidth usage and ensuring that critical
security
patches
are
applied
efficiently
across
the
fleet.
To
further
ensure
business
continuity
and
operational
resilience,
the
Company
successfully implemented
a
cloud-based disaster
recovery
site
for
critical applications
during 2025.
This migration
ensures that
essential business
functions can
be rapidly
restored and maintained in the event of physical or digital disruptions to our primary systems.
As emerging
technologies such
as Artificial
Intelligence become
more prevalent,
the Company
is taking
steps to ensure responsible use. In 2025, we initiated the creation of a draft AI policy to govern the usage of AI tools within
the organization. Furthermore,
we selected a
training provider for
an AI training
workshop
to upskill employees on the risks and
benefits of AI technology.
While we utilize AI-driven tools within our
security
stack
(such
as
within
our
Security
Information
and
Event
Management
—
SIEM
and
Security
Operations
Center-SOC
solutions),
we
continue
to
monitor
the
regulatory
environment
regarding
AI
disclosures.
Looking
ahead
to
2026,
our
strategic
focus
shifts
towards
hardening
our
infrastructure
and
expanding
control
over
unmanaged
assets.
Key
projects
include
the
implementation
of
Mobile
Application
Management (MAM) technology
to secure corporate
data on
unmanaged devices, and
the installation of
enterprise-grade firewalls across our vessel fleet.
We will also
prioritize the hardening of our
Azure cloud
infrastructure
and
proceed with
a
comprehensive Information
Protection project,
for
which an
RFP
was
issued in
late 2025.
Furthermore, we
will maintain
a strong
focus on
the human
factor by
continuing our
rigorous information security
training and
awareness programs, incorporating
new modules
on emerging
threats to ensure our staff and crew remain vigilant.
In parallel to these security measures,
our Company continues to actively
invest on Data Governance
and
the Data
Management, expanding its
Data Platform
over Microsoft Azure
Technologies,
which acts
as a
centralized
and
secure
source
of
truth
for
our
operations,
strengthening
the
quality
and
integrity
of
company’s informational assets.
The Data Platform
enables better, faster and more
accurate monitoring of
Company activities and improves decision making and productivity. This transition is further strengthened with the digital upskilling of relevant personnel, enabling the proper and secure use of information assets.
We are
committed to enhance
and enriching our
operational excellence through our
external 3rd parties’
inspections and audits (PSC-Vetting inspections Audits). We openly share our results and “lessons
learnt”
within the industry and organizations, we compare and
benchmark our performance and we continuously
improve our safety footprint.

Cybersecurity Risk Management Processes Integrated Flag	true
Cybersecurity Risk Management Processes Integrated [Text Block]
We have security measures in place
to mitigate the
risk of cybersecurity
threats affecting our technological
environment and
our business.
Cybersecurity risk
management is
integrated into
our broader
enterprise
risk management
(ERM) framework
to protect
shareholder value
and ensure
business continuity.
Cyber
risks are assessed
alongside operational,
financial, and compliance
risks. By integrating
cybersecurity into
our broader risk management strategy, we aim to reduce exposure to cyber incidents, safeguard sensitive
data,
and maintain
investor
confidence in
our
long-term resilience
and
operational stability.
Throughout
2025, the
Company successfully
maintained its
ISO 27001
certification, demonstrating
ongoing compliance
with
the
rigorous
requirements
of
this
internationally
recognized
standard.
The
Company's
Chief
Information Security Officer (CISO) regularly
conducts internal reviews and enhancements to ensure that
our
cyber
risk
management
framework
remains
aligned
with
ISO
27001.
In
preparation
for
evolving
regulatory
landscapes,
the
Company
also
completed
a
NIS2
Gap
Analysis
in
2025
and
has
initiated
remediation of findings to ensure future compliance.

Cybersecurity Risk Materially Affected Or Reasonably Likely To Materially Affect Registrant Flag	false
Cybersecurity Risk Materially Affected Or Reasonably Likely To Materially Affect Registrant [Text Block]
As of the
date of this
annual report, we
have not identified
any cybersecurity threats that
have materially
affected or are
reasonably likely
to materially
affect our business
strategy, results of operations,
or financial
condition. This assessment
is supported by
our proactive vulnerability management
program, successful
vessel audit schedule adherence, and the
lack of material breaches identified
during the fiscal year ended
December 31, 2025. For
more information about the
cybersecurity risks we face,
please see Item 3.
Key
Information — D. Risk Factors — “A cyber-attack could materially disrupt our business.”

Cybersecurity Risk Board Of Directors Oversight [Text Block]
Our
board
of
directors
oversees
the
Company’s
cybersecurity
risk
exposures
and
the
steps
taken
by
management to
monitor and
mitigate cybersecurity
risks. The
board of
directors ensures
allocation and
prioritization of resources and
overall strategic direction for
cybersecurity and ensures alignment with
the
Company’s overall strategy.

Cybersecurity Risk Process For Informing Board Committee Or Subcommittee Responsible For Oversight [Text Block]
Our board of directors considers cybersecurity risk as part of its risk oversight function and has delegated the
day-to-day
oversight
of
cybersecurity
and
other
technology
risks
to
the
Chief
Information
Security
Officer, who has 12 years of specialized information security experience.

Cybersecurity Risk Role Of Management [Text Block]
The audit committee
receives regular
reports from
management
on
our cybersecurity
risks
.
In
addition,
management updates the audit committee, as
necessary, regarding
any material cybersecurity incidents,
as
well
as
any
incidents
with
lesser
impact
potential.
The
audit
committee
reviews
the
Company's
cybersecurity
risks
and
assess’
the
steps
that
management
has
taken
to
protect
against
threats
to
the
Company's information systems and security.

Cybersecurity Risk Management Positions Or Committees Responsible Flag	true
Cybersecurity Risk Management Positions Or Committees Responsible [Text Block]	The audit committee receives regular reports from management on our cybersecurity risks
Cybersecurity Risk Management Expertise Of Management Responsible [Text Block]	The Company's Chief Information Security Officer (CISO) regularly conducts internal reviews and enhancements to ensure that our cyber risk management framework remains aligned with ISO 27001.
Cybersecurity Risk Process For Informing Management Or Committees Responsible [Text Block]	The audit committee reviews the Company's cybersecurity risks and assess’ the steps that management has taken to protect against threats to the Company's information systems and security.
Cybersecurity Risk Management Positions Or Committees Responsible Report To Board Flag	true